Note 14 - Warrants (Details Textual) - USD ($)							12 Months Ended
	May 11, 2023	Apr. 25, 2023	Apr. 11, 2023	Dec. 21, 2022	Aug. 23, 2022	Apr. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right, Outstanding (in shares)							2,291,250	1,591,250	417,550
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 2.5	$ 2.47	$ 2.66
Class of Warrant or Right, Weighted Average Life (Year)							8 years 6 months 3 days
Proceeds from Sale of Debt and Warrants					$ 2,250,000
Class of Warrants or Rights, Expiration in Period (in shares)							(0)	1,300
Class of Warrant or Right, Expired, Exercise Price (in dollars per share)							$ (0)	$ 3
Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.5	$ 2.5			$ 2.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	375,000	375,000			625,000
Warrants and Rights Outstanding, Term (Year)	10 years	10 years			10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)	25,000	25,000			25,000
Warrants Issued With Promissory Notes 3 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 2.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						925,000
Proceeds from Issuance of Debt						$ 3,700,000
Class of Warrant or Right, Issued During the Period (in shares)						780,000
Director [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	25,000	300,000
Warrants and Rights Outstanding, Term (Year)	10 years
Promissory Notes Sold		$ 1,200,000
Cesar J. Gutierrez Living Trust [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)	25,000
Class of Warrant or Right, Redemption Price (in dollars per share)	$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)	$ 9
Board of Directors Chairman [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.5			$ 2.6
Warrants and Rights Outstanding, Term (Year)		10 years			10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)					25,000
Class of Warrant or Right, Redemption Price (in dollars per share)					$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)					$ 9
Nonrelated Party [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)		25,000
Class of Warrant or Right, Redemption Price (in dollars per share)		$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)		$ 9
Nonrelated Party [Member] | Promissory Note 2 Directors [Member]
Proceeds from Sale of Debt and Warrants		$ 800,000
Nonrelated Party [Member] | Promissory Note 1 Accredited Investor [Member]
Proceeds from Sale of Debt and Warrants		400,000
Lyle A. Berman Revocable Trust [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 2.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			62,500
Warrants and Rights Outstanding, Term (Year)			10 years			10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)			25,000			25,000
Class of Warrant or Right, Redemption Price (in dollars per share)			$ 0.01			$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share)			$ 9			$ 9
Proceeds from Issuance of Debt			$ 250,000
Related Party [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 2.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				311,250
Warrants and Rights Outstanding, Term (Year)				10 years
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)				15,000
Proceeds from Issuance of Debt				$ 2,075,000.000
Warrants Related Debt [Member]
Amortization of Debt Discount (Premium)							$ 1,173,986	$ 925,839
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt	$ 1,500,000	1,500,000			$ 2,500,000
Promissory Notes and Warrants [Member] | Maximum [Member]
Debt Instrument, Face Amount					$ 2,500,000
Promissory Notes and Warrants [Member] | Director [Member]
Proceeds from Issuance of Debt	$ 100,000
Promissory Notes and Warrants [Member] | Cesar J. Gutierrez Living Trust [Member]
Proceeds from Issuance of Debt		50,000
Promissory Notes and Warrants [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Debt		$ 750,000
Promissory Notes and Warrants [Member] | Lyle A. Berman Revocable Trust [Member]
Proceeds from Issuance of Debt			$ 250,000